Share Capital	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Share Capital [Text Block]

9. Share Capital

Authorized Share Capital

Unlimited number of common shares without par value.

Issued Share Capital

At December 31, 2017 and 2016, there were 78,163,435 and 64,866,802, respectively, issued and fully paid common shares.

Private Placements

In February 2016, the Company completed a non-brokered private placement and issued 273,058 units at a price of CDN$0.36 per unit for gross proceeds of $70,908 (CDN$98,301). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.55 per share for a period of three years from the date of closing. The Company had received subscriptions of $31,102 at December 31, 2015 that related to this private placement. On issue the fair value of the warrants was determined to be $26,464 and included in derivative liability (Note 8).

In March 2016, the Company completed a non-brokered private placement and issued 2,244,497 units at a price of CDN$0.36 per unit for gross proceeds of $622,166 (CDN$808,019). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.55 per share for a period of three years from the date of closing. On issue the fair value of the warrants was determined to be $489,252 and included in derivative liability (Note 8). The Company paid finders’ fees of $6,150 and incurred other share issue costs of $3,276. The Company also issued 23,450 finders’ warrants with a fair value of $5,112 in connection with this private placement exercisable at a price of CAD$0.55 per share for a period of three years from the date of closing.

In June 2016, the Company completed a non-brokered private placement and issued 1,000,000 units at a price of CDN$0.40 per unit for gross proceeds of $305,421 (CDN$400,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.55 per share for a period of three years from the date of closing. On issue the fair value of the warrants was determined to be $167,222 and included in derivative liability (Note 8). The Company paid finders’ fees of $10,000. The Company also issued 70,000 finders’ warrants with a fair value of $10,940 in connection with this private placement exercisable at a price of CAD$0.55 per share for a period of three years from the date of closing.

In July 2016, the Company completed a non-brokered private placement and issued 1,000,000 units at a price of CDN$0.40 per unit for gross proceeds of $303,630 (CDN$400,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.55 per share for a period of three years from the date of closing. The Company also issued 70,000 finders’ warrants with a fair value of $9,841 in connection with this private placement exercisable at a price of CAD$0.55 per share for a period of three years from the date of closing.

In September 2016, the Company completed a non-brokered private placement and issued 650,000 units at a price of CDN$0.36 per unit for gross proceeds of $177,048 (CDN$234,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.55 per share for a period of three years from the date of closing. The Company also issued 45,500 finders’ warrants with a fair value of $5,333 in connection with this private placement exercisable at a price of CAD$0.55 per share for a period of three years from the date of closing.

In November 2016, the Company completed a non-brokered private placement and issued 1,427,500 units at a price of CDN$0.23 per unit for gross proceeds of $244,966 (CDN$328,325). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.30 per share for a period of three years from the date of closing. The Company also issued 70,000 finders’ warrants with a fair value of $7,801 in connection with this private placement exercisable at a price of CAD$0.30 per share for a period of three years from the date of closing.

In December 2016, the Company completed a non-brokered private placement and issued 1,500,000 units at a price of CDN$0.21 per unit for gross proceeds of $238,373 (CDN$315,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.30 per share for a period of three years from the date of closing. The Company also issued 70,000 finders’ warrants with a fair value of $5,569 in connection with this private placement exercisable at a price of CAD$0.30 per share for a period of three years from the date of closing.

For the year ended December 31, 2016, the Company determined the fair value at the time of issuance of the warrants included in the derivative liability and the finders’ warrants using the Black-Scholes Option Pricing Model using the following inputs:

Input	Range
Expected volatility	86% - 95%
Expected life	2.25 years
Dividends	0.00%
Risk-free interest rate	0.45% - 0.80%

In January 2017, the Company completed a non-brokered private placement and issued 1,021,800 units at a price of CDN$0.21 per unit for gross proceeds of $162,030 (CDN$214,578). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.25 per share for a period of three years from the date of closing. The Company also issued 70,000 finders’ warrants with a fair value of $7,139 in connection with this private placement exercisable at a price of CAD$0.25 per share for a period of three years from the date of closing.

In February 2017, the Company completed a non-brokered private placement and issued 650,000 units at a price of CDN$0.34 per unit for gross proceeds of $169,195 (CDN$221,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.40 per share for a period of three years from the date of closing. The Company also issued 45,500 finders’ warrants with a fair value of $4,894 in connection with this private placement exercisable at a price of CAD$0.40 per share for a period of three years from the date of closing.

In March 2017, the Company completed a non-brokered private placement and issued 900,000 units at a price of CDN$0.19 per unit for gross proceeds of $128,077 (CDN$171,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.25 per share for a period of three years from the date of closing. The Company also issued 63,000 finders’ warrants with a fair value of $5,714 in connection with this private placement exercisable at a price of CAD$0.25 per share for a period of three years from the date of closing.

In April 2017, the Company completed a non-brokered private placement and issued 1,030,000 units at a price of CDN$0.19 per unit for gross proceeds of $146,186 (CDN$195,700). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.25 per share for a period of three years from the date of closing. The Company also issued 72,100 finders’ warrants with a fair value of $4,543 in connection with this private placement exercisable at a price of CAD$0.25 per share for a period of three years from the date of closing.

In May 2017, the Company completed a non-brokered private placement and issued 500,000 units at a price of CDN$0.21 per unit for gross proceeds of $76,603 (CDN$105,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.27 per share for a period of three years from the date of closing. The Company also issued 35,000 finders’ warrants with a fair value of $3,414 in connection with this private placement exercisable at a price of CAD$0.27 per share for a period of three years from the date of closing.

In June 2017, the Company completed a non-brokered private placement and issued 1,250,000 units at a price of CDN$0.19 per unit for gross proceeds of $179,955 (CDN$237,500). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.24 per share for a period of three years from the date of closing. The Company also issued 87,500 finders’ warrants with a fair value of $6,505 in connection with this private placement exercisable at a price of CAD$0.24 per share for a period of three years from the date of closing.

In July 2017, the Company completed a non-brokered private placement and issued 650,000 and 900,000 units at a price of CDN$0.19 per unit for gross proceeds of $95,565 (CDN$123,500) and $136,732 (CDN$171,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.24 per share for a period of three years from the date of closing. The Company also issued 45,500 and 63,000 finders’ warrants with a fair value of $3,472 and $4,260 in connection with this private placement exercisable at a price of CAD$0.24 per share for a period of three years from the date of closing.

In August 2017, the Company completed a non-brokered private placement and issued 1,000,000 units at a price of CDN$0.15 per unit for gross proceeds of $118,007 (CDN$150,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.19 per share for a period of three years from the date of closing. The Company also issued 70,000 finders’ warrants with a fair value of $5,192 in connection with this private placement exercisable at a price of CAD$0.19 per share for a period of three years from the date of closing

In September 2017, the Company completed a non-brokered private placement and issued 500,000 units at a price of CDN$0.15 per unit for gross proceeds of $61,687 (CDN$75,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.19 per share for a period of three years from the date of closing. The Company also issued 35,000 finders’ warrants with a fair value of $1,898 in connection with this private placement exercisable at a price of CAD$0.24 per share for a period of three years from the date of closing.

In October 2017, the Company completed a non-brokered private placement and issued 1,250,000 units at a price of CDN$0.12 per unit for gross proceeds of $119,736 (CDN$150,000). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.15 per share for a period of three years from the date of closing. The Company also issued 87,500 finders’ warrants with a fair value of $3,392 in connection with this private placement exercisable at a price of CAD$0.15 per share for a period of three years from the date of closing.

In November 2017, the Company completed a non-brokered private placement and issued 1,449,833 units at a price of CDN$0.12 per unit for gross proceeds of $136,996 (CDN$173,980). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.15 per share for a period of three years from the date of closing. The Company also issued 87,500 finders’ warrants with a fair value of $2,913 in connection with this private placement exercisable at a price of CAD$0.15 per share for a period of three years from the date of closing.

In December 2017, the Company completed a non-brokered private placement and issued 1,550,000 units at a price of CDN$0.10 per unit for gross proceeds of $114,688 (CDN$147,250). Each unit comprised one common share and one purchase warrant, with each warrant exercisable at a price of CDN$0.12 per share for a period of three years from the date of closing. The Company also issued 108,500 finders’ warrants with a fair value of $3,031 in connection with this private placement exercisable at a price of CAD$0.12 per share for a period of three years from the date of closing.

The Company incurred cash shares issuance costs of $174,721 in connection with the private placements completed during the year ended December 31, 2017.

For the year ended December 31, 2017, the Company determined the fair value at the time of issuance of the warrants included in the derivative liability and the finders’ warrants using the Black-Scholes Option Pricing Model using the following inputs:

Input	Range
Expected volatility	93% - 99%
Expected life	2.25 years
Dividends	0.00%
Risk-free interest rate	0.65% - 0.80%

Shares Issued For Services

In July 2016, the Company issued 400,000 shares of common stock for professional services. The fair value of the shares was $124,000

In February 2017, the Company issued 140,000 shares for services at a value of $0.23 per share for a total cost of $32,155.

Basic and Diluted Loss Per Share

Diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock Options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, at its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 6,779,255 common shares. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent ( 5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed two percent ( 2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

Stock-based compensation expense has been calculated using the Black-Scholes option pricing model. The expected life of the options has been estimated to be the contractual term of the option given the limited history of early exercise. Future volatility has been determined based on historical volatility for a period equivalent to the expected life of the option.

During the years ended December 31, 2017 and 2016, the Company recorded stock-based compensation expense of $67,599 and $869,130, respectively.

On January 31, 2016, the Company granted 1,975,000 stock options to employees. The options vested immediately. The options are exercisable at CDN$0.40 and expire January 13, 2021. The options had a grant date fair value of $395,116 (CDN$562,580) determined using the Black-Scholes Option Pricing Model with the following assumptions: Risk free rate of 0.92%; Expected life of 5.00 years; Volatility of 94%; and a Dividend yield of 0%.

On February 15, 2016, the Company granted 120,000 stock options to an employee. The options vest accordingly: 80,000 after 6 months, and 40,000 after 1 year. The options are exercisable at CDN$0.51 and expire February 15, 2021. The options had a grant date fair value of $31,489 (CDN$43,622) determined using the Black-Scholes Option Pricing Model with the following assumptions: Risk free rate of 0.92%; Expected life of 5.00 years; Volatility of 94%; and a Dividend yield of 0%.

On December 9, 2016, the Company granted 1,830,000 stock options to employees. The options vested immediately. The options are exercisable at CDN$0.20 and expire December 9, 2021. The options had a grant date fair value of $197,874 (CDN$260,531) determined using the Black-Scholes Option Pricing Model with the following assumptions: Risk free rate of 1.08%; Expected life of 5.00 years; Volatility of 93%; and a Dividend yield of 0%.

On December 30, 2016, the Company granted 1,830,000 stock options to employees. The options vested immediately. The options are exercisable at CDN$0.18 and expire December 30, 2021. The options had a grant date fair value of $54,561 (CDN$73,250) determined using the Black-Scholes Option Pricing Model with the following assumptions: Risk free rate of 1.11%; Expected life of 5.00 years; Volatility of 94%; and a Dividend yield of 0%.

In January 2017, an option holder exercised 130,000 options for proceeds of $39,610 (CDN$52,000).

On June 22, 2017, the Company granted 120,000 stock options to employees. The options vested immediately. The options are exercisable at CDN$0.22 and expire June 22, 2022. The options had a granted date fair value of $13,018 (CDN$17,238) determined using the Black-Scholes Option Pricing Model with the following assumptions: Risk free rate of 0.65%; Expected life of 5.00 years; Volatility of 98%; and a Dividend yield of 0%.

On September 20, 2017, the Company granted 200,000 stock options to employees. The options vested immediately. The options are exercisable at CDN$0.17 and expire September 20, 2022. The options had a grant date fair value of $13,129 (CDN$16,369) determined using the Black-Scholes Option Pricing Model with the following assumptions: Risk free rate of 0.65%; Expected life of 5.00 years; Volatility of 98%; and a Dividend yield of 0%.

The changes in options during the years ended December 31, 2017 and 2016 are as follows:

	December 31, 2017		December 31, 2016
		Weighted
		average		Weighted
	Number of	exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	7,511,500	CDN $0.46	5,275,000	CDN $0.65
Options granted	320,000	CDN $0.19	4,605,000	CDN $0.24
Options forfeited	981,500	CDN $0.37	-	-
Options exercised	(130,000)	CDN $0.40	(38,500)	CDN $0.46
Options expired	(615,000)	CDN $0.84	(2,330,000)	CDN $0.90
Options outstanding, ending	6,105,000	CDN $0.42	7,511,500	CDN $0.46

Options exercisable, ending	5,805,000	CDN $0.41	6,070,000	CDN $0.45

Details of options outstanding as of December 31, 2017 are as follows:

			Number of Options
Exercise Price		Expiration Date	Outstanding
CDN$	0.80	January 4, 2018	20,000
CDN$	0.71	April 5, 2018	40,000
CDN$	0.83	June 3, 2018	25,000
CDN$	0.58	July 31, 2018	100,000
CDN$	1.08	January 10, 2019	315,000
CDN$	0.75	December 17, 2019	405,000
CDN$	0.65	December 20, 2019	80,000
CDN$	0.58	April 30, 2020	900,000
CDN$	0.54	June 15, 2020	15,000
CDN$	0.65	July 13, 2020	80,000
CDN$	0.40	January 13, 2021	1,625,000
CDN$	0.51	February 15, 2021	120,000
CDN$	0.20	December 9, 2021	1,440,000
CDN$	0.18	December 30, 2021	620,000
CDN$	0.22	June 22, 2022	120,000
CDN$	0.17	September 20, 2022	200,000
			6,105,000

Each option entitles the holder to purchase one common share of the Company.

Warrants

The changes in warrants during the years ended December 31, 2017 and 2016 are as follows:

	December 31, 2017		December 31, 2016
				Weighted
		Weighted		Average
	Number of	Average	Number of	Exercise
	Warrants	Exercise Price	Warrants	Price
Warrants outstanding, beginning	26,679,670	CDN $0.63	18,708,432	CDN $0.72
Warrants issued	13,539,233	CDN $0.22	8,446,105	CDN $0.44
Warrants exercised	(375,000)	CDN $0.25	-	-
Warrants expired	(3,840,700)	CDN $0.90	(474,867)	CDN $0.96
Warrants outstanding, ending	36,003,203	CDN $0.45	26,679,670	CDN $0.63

The weighted average remaining life of the warrants outstanding as at December 31, 2017 is 1.56 years.

Details of warrants outstanding as December 31, 2017 are as follows:

			Number of Warrants
			Outstanding and
Exercise Price		Expiration Date	Exercisable
CDN$	0.70	January 21, 2018	1,356,312
CDN$	0.95	April 14, 2018	1,209,080
CDN$	0.95	April 27, 2018	421,500
CDN$	0.74	July 23, 2018	1,070,000
CDN$	0.74	July 31, 2018	825,500
US$	0.62	August 20, 2018	6,038,240
CDN$	0.74	November 30, 2018	1,764,444
CDN$	0.74	December 18, 2018	1,707,789
CDN$	0.55	February 2, 2019	273,058
CDN$	0.55	March 17, 2019	2,267,947
CDN$	0.55	June 28, 2019	1,070,000
CDN$	0.55	July 28, 2019	1,070,000
CDN$	0.43	September 16, 2019	695,500
CDN$	0.30	November 2, 2019	1,070,000
CDN$	0.30	November 22, 2019	429,600
CDN$	0.25	December 5, 2019	1,070,000
CDN$	0.25	December 14, 2019	500,000
CDN$	0.25	January 9, 2020	716,800
CDN$	0.40	February 3, 2020	695,500
CDN$	0.25	March 17, 2020	963,000
CDN$	0.25	April 7, 2020	1,102,100
CDN$	0.27	May 11, 2020	535,000
CDN$	0.24	June 14, 2020	1,337,500
CDN$	0.24	July 11, 2020	695,500
CDN$	0.24	July 26, 2020	963,000
CDN$	0.24	August 9, 2020	1,087,500
CDN$	0.19	September 12, 2020	535,000
CDN$	0.15	October 16, 2020	1,337,500
CDN$	0.15	November 24, 2020	1,537,333
CDN$	0.12	December 27, 2020	1,658,500
			36,003,203